CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (194)	$ (12,311)	$ (17,787)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustment	(72)	359	377
Comprehensive income (loss)	(266)	(11,952)	(17,410)
Less: comprehensive loss attributable to non-controlling interests	(527)	1,024	(452)
Comprehensive income (loss) attributable to AirNet Technology Inc.'s shareholders	$ 261	$ (12,976)	$ (16,958)